                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             High Rock Capital LLC
Address:          28 State Street
                  18th Floor
                  Boston, MA 02109

13F File Number:  28-05139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven C. Wilner
Title:            Vice President
Phone:            (617) 747-5806

Signature, Place, and Date of Signing:

  /s/ STEVEN C. WILNER         BOSTON, MASSACHUSETTS          February 14, 2005
        [Signature]                [City, State]                   [Date]

High Rock Asset Management LLC is the parent company and sole member of High Rock Capital LLC. In accordance with 17 CFR 240.13f-1(b), High Rock Asset Management LLC is deemed to exercise "investment discretion" with respect to all accounts with which High Rock Capital LLC exercises "investment discretion".

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number         Name

     01       28-05143                High Rock Asset Management LLC

                                                              VALUE  SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING  AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS     CUSIP   X($1000) PRN AMT  PRN  CALL  DISCRETN  MANAGERS  ----------------------
                                                                                                             SOLE     SHARED   NONE
NONE                                                              0        0                                      0     0          0